Pension and Other Postretirement Benefits (Schedule of Accumulated Benefit Obligations in Excess of Plan Assets) (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligations	$ 1,499	$ 1,482
Accumulated benefit obligations	1,445	1,446
Fair value of plan assets	1,220	1,156
Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligations	247	224
Accumulated benefit obligations	223	200
Fair value of plan assets	$ 94	$ 85